SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Short-Term Bank Credit) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Short-term weighted average interest rate		4.00%
Short-term bank credit		$ 3,517